Investment Properties - Summary of Changes in Investment Property (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 27,061,153
Ending balance	29,014,856	$ 27,061,153
Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,048,379
Ending balance	1,021,700	1,048,379
Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	26,012,774
Ending balance	27,993,156	26,012,774
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	28,116,469	5,670,193
Increases	1,629,110	31,071,124
Decrease	383,603	81,960
Transfers	1,282,420	(8,542,875)
Exchange differences	662	(13)
Ending balance		28,116,469
Cost [member] | Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 1,235,102	$ 1,401,299
Total life estimated in years	50 years	50 years
Increases		$ 3,602
Transfers	$ (1)	(169,799)
Ending balance		1,235,102
Cost [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 26,881,367	$ 4,268,894
Total life estimated in years	50 years	50 years
Increases	$ 1,629,110	$ 31,067,522
Decrease	383,603	81,960
Transfers	1,282,421	(8,373,076)
Exchange differences	662	(13)
Ending balance		26,881,367
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,055,316	394,527
Decrease	235,097	7,155
Depreciation for the fiscal year	586,565	565,997
Transfers	223,418	101,947
Ending balance	1,630,202	1,055,316
Accumulated depreciation and amortisation [member] | Leased properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	186,723	50,624
Depreciation for the fiscal year	23,135	16,402
Transfers	3,543	119,697
Ending balance	213,401	186,723
Accumulated depreciation and amortisation [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	868,593	343,903
Decrease	235,097	7,155
Depreciation for the fiscal year	563,430	549,595
Transfers	219,875	(17,750)
Ending balance	$ 1,416,801	$ 868,593